INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015
Income Tax Contingency [Line Items]
Transition tax expense (benefit) related to the deemed repatriation of unremitted earnings of foreign subsidiaries	$ (1,600,000)	$ 8,100,000		$ 6,500,000
Tax benefit related to remeasurement of net deferred tax liabilities	4,200,000
Undistributed foreign earnings	170,400,000			170,400,000
Unrecognized tax benefits	0	0		0
Foreign net operating loss and capital loss carryforwards	1,800,000			1,800,000
Deferred tax assets, valuation allowance	6,996,000	4,375,000	$ 3,717,000	6,996,000	$ 3,257,000
Penalties and interest recorded	0	$ 0	$ 0
Foreign
Income Tax Contingency [Line Items]
Operating loss carryforwards	4,500,000			4,500,000
Operating loss carryforwards, valuation allowance	4,500,000			4,500,000
Deferred tax assets, valuation allowance	1,800,000			1,800,000
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	700,000			700,000
Operating loss carryforwards, valuation allowance	700,000			700,000
Tax credit carryforward	300,000			$ 300,000
Canada Revenue Agency | Pro forma
Income Tax Contingency [Line Items]
Expected tax if earnings were distributed to the U.S.	$ 8,500,000